Retirement Plans (Schedule of Amounts Recognized in Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Amounts recognized on the consolidated balance sheet:
Non-current liabilities	$ (119.1)	$ (108.0)
Pension Benefits
Amounts recognized on the consolidated balance sheet:
Non-current assets	9.8	17.1
Current liabilities	(2.7)	(3.1)
Non-current liabilities	(71.9)	(59.7)
Net amount recognized on the consolidated balance sheet	(64.8)	(45.7)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	(115.1)	(102.9)
Prior service credit (cost)	6.9	7.9
Net amount recognized in accumulated other comprehensive income	(108.2)	(95.0)
Postretirement Benefits
Amounts recognized on the consolidated balance sheet:
Non-current assets	0	0
Current liabilities	(4.8)	(4.9)
Non-current liabilities	(47.2)	(48.3)
Net amount recognized on the consolidated balance sheet	(52.0)	(53.2)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	(2.9)	(2.4)
Prior service credit (cost)	18.8	28.2
Net amount recognized in accumulated other comprehensive income	$ 15.9	$ 25.8